As filed with the U.S. Securities and Exchange Commission on August 29, 2005

                                                      Registration No. 002-67610
                                                              File No. 811-03054
================================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 28 [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 28 [X]


                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900


                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On _______, pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date), pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously file post-effective amendment.

================================================================================

As filed with the U.S. Securities and Exchange Commission on August 29, 2005

                                                      Registration No. 002-67610
                                                              File No. 811-03054
================================================================================




                                     PART A

                                   PROSPECTUS

                        THE MATTERHORN GROWTH FUND, INC.




================================================================================

                        THE MATTERHORN GROWTH FUND, INC.

      The Matterhorn Growth Fund, Inc. (the "Fund") is a no-load mutual fund. The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective through investment in the securities, principally common stocks, of companies whose earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average of the companies in the Standard & Poor's 500 Stock Price Index and which are trading at reasonable price levels relative to their peers.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is October 28, 2005.

                                TABLE OF CONTENTS

                                                                            Page

RISK RETURN SUMMARY............................................................3
PERFORMANCE....................................................................4
FEES AND EXPENSES..............................................................6
PRINCIPAL INVESTMENT STRATEGIES................................................7
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................8
INVESTMENT ADVISOR.............................................................9
SHAREHOLDER INFORMATION........................................................9
PRICING OF FUND SHARES........................................................13
DIVIDENDS AND DISTRIBUTIONS...................................................14
TAX CONSEQUENCES..............................................................14
RULE 12B-1 FEES...............................................................14
FINANCIAL HIGHLIGHTS..........................................................16
PRIVACY NOTICE................................................................17

                     RISK RETURN SUMMARYRISK RETURN SUMMARY

THE FUND'S INVESTMENT GOAL    The Fund seeks long-term capital appreciation. The
                              Fund seeks to achieve its objective through investment in the securities, principally common stocks, of companies whose earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average of the companies in the Standard & Poor's 500 Stock Price
                              Index and which are trading at reasonable price levels relative to their peers.

THE FUND'S PRINCIPAL          THE FUND INVESTS PRINCIPALLY IN COMMON STOCKS OF
INVESTMENT STRATEGIES         GROWING U.S. COMPANIES WITH MEDIUM AND LARGE
                              MARKET CAPITALIZATION THAT ARE IN UNDERVALUED AND
                              IN GROWTH SECTORS OF THE ECONOMY -- QUALITY GROWTH
                              COMPANIES AT REASONABLE PRICES. The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other
                              50% of its assets, the Fund may only invest 5% of its assets in any individual security.

PRINCIPAL RISKS OF            You could lose money on your investment in the
INVESTING IN THE FUND         Fund. The following risks could affect the value
                              of your investment:

                              o     The stock market could go down
                              o Value stocks could fall out of favor with investors
                              o Companies in the Fund's portfolio may not increase their earnings at the expected rate
                              o Securities of medium sized companies involve greater risk of loss than larger companies
                              o Because the Fund may take large positions in a small number of issuers, the Fund's share price may be more volatile than a diversified fund.

WHO MAY WANT TO INVEST        The Fund may be appropriate for investors who:
IN THE FUND

                              o     Are pursuing a long-term goal such as
                                    retirement
                              o     Want to add an equity investment to
                                    diversify their investment portfolio
                              o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

                              The Fund may not be appropriate for investors who:

                              o     Need regular income
                              o     Are pursuing a short-term goal.

                                   PERFORMANCE

      The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The bar chart does not reflect the impact of any taxes. After-tax returns will vary. The table shows the Fund's average return over time compared with a broad-based market index. This past performance will not necessarily continue in the future. Before March 5, 1996, the Fund was advised by a different investment advisor.

CALENDAR YEAR TOTAL RETURNS*

 [The following table was represented as a bar chart in the printed material.]

                              1995              25.28%
                              1996              10.51%
                              1997              13.66%
                              1998              12.27%
                              1999              23.09%
                              2000              -4.83%
                              2001             -11.93%
                              2002             -36.16%
                              2003              23.04%
                              2004              xxxxx%

* The Fund's year-to-date return as of 9/30/05 was X.XX%.

During the period shown in the bar chart, the Fund's highest quarterly return was 19.36% for the quarter ended 12/31/98, and its lowest quarterly return was -23.33% for the quarter ended 9/30/02.

                          AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2004)

--------------------------------------------------------------------------------
                                             1 year       5 years      10 years
--------------------------------------------------------------------------------
Return Before Taxes                          xx.xx%       -x.xx%       X.xx%
--------------------------------------------------------------------------------
Return After Taxes on Distributions          xx.xx%       -x.xx%       x.xx%
--------------------------------------------------------------------------------
Return After Taxes on                        xx.xx%       -xx.xx%      -x.xx%
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
INDEX*                                       xx.xx%       -x.xx%       xxx.xx%
(Reflects no deduction for [fees,
expenses or taxes]
--------------------------------------------------------------------------------

* The S&P 500 Index is an unmanaged index generally representative of the market for the stock of large sized U.S. companies.

o After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
o Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                FEES AND EXPENSES

      This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases..................None
Maximum deferred sales charge (load)..............................None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees ..................................................1.00%
Distribution and Service (12b-1) Fees ............................0.25%
Other Expenses....................................................x.xx%
                                                                 -----
Annual Fund Operating Expenses....................................x.xx%
                                                                 =====
Waiver by Advisor and Distributor*...............................(1.25%)
Net Expenses .....................................................x.xx%

* The Advisor and the Distributor have agreed to waive all management and distribution fees for the fiscal year ending June 30, 3006.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

      One Year....................$   XXX
      Three Years.................$ X,XXX
      Five Years..................$ X,XXX
      Ten Years...................$ X,XXX

                         PRINCIPAL INVESTMENT STRATEGIES

THE FUND INVESTS PRINCIPALLY IN COMMON STOCKS OF GROWING U.S. COMPANIES WITH MEDIUM AND LARGE MARKET CAPITALIZATION THAT ARE IN UNDERVALUED AND IN GROWTH SECTORS OF THE ECONOMY - QUALITY GROWTH COMPANIES AT REASONABLE PRICES. These are generally stocks with market capitalization of more than $1 billion.

      The Advisor begins its portfolio construction with a "top down" approach looking for both attractive growth sector and value sector opportunities.

      The Advisor then uses a "bottom-up" approach to identify companies with the strongest franchises and financial fundamentals within those economic sectors.

      The Advisor seeks to identify classic "value" stocks - stocks with above average growth and below average risk that are trading below their earnings growth or asset valuation levels. Companies considered for purchase must have inherent strength. Healthy balance sheets, low price to earnings ratios relative to growth and strong cash flows are all examined before purchasing a security. Companies undergoing positive change or revitalization may also exhibit potential relative to their peers. Revitalization may occur in a number of ways
- including streamlining of production, stock repurchases, and industry consolidation - and result in opportunities to buy stocks at attractive prices. Strong, well-established companies with solid franchises are the backdrop for benefits from changes.

      Investments are sold when the Advisor believes they are fully valued by the market or the reasons for the purchase no longer exist.

      Under normal market conditions, the Fund will stay fully invested in common stocks. However, it may also invest a portion of its assets in convertible debentures and warrants, American Depositary Receipts, stock options, and other instruments described fully in the Statement of Additional Information. In addition, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions; this may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

      The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above in "Risk Reward Summary." These risks are discussed in more detail below.

      MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

      MARKET RISK. Market risk means the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

      UNDERVALUED STOCKS RISK. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

      MEDIUM COMPANIES RISK. Investing in securities of medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.

      FOREIGN SECURITIES RISK. The Fund may also invest in foreign securities, including American Depositary Receipts ("ADRs"). The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates; (2) economic and political instability; (3) less publicly available information; (4) less strict auditing and financial reports requirements; (5) less governmental supervision and regulation of securities markets; (6) higher transaction costs; (7) potential adverse effects of the Euro conversion; and (8) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities in emerging markets.

      FOCUS RISK. From time to time, the Fund may make several investments in companies in the same industry or sector of the economy representing a relatively large portion of the Fund's capital. Losses incurred in such positions could have a material adverse effect on the Fund's overall financial condition. The Fund's performance may also differ materially from the relevant benchmarks, which may be focused on or diversified across different sectors or industries than the Fund.

                               INVESTMENT ADVISOR

      Matterhorn Asset Management Corp. (the "Advisor") is the investment advisor to the Fund. The Advisor's address is 301 Oxford Valley Road, Suite 802B, Yardley, PA 19067. The Advisor has been providing investment advisory services since 1996. The Advisor buys and sells the Fund's portfolio securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended June 30, 2002, the Advisor received advisory fees of 1.00% of the Fund's average daily net assets.

PORTFOLIO MANAGER

      Gregory A. Church has been Portfolio Manager of the Fund since January 1997. Mr. Church has also been President, Secretary and a Director of the Fund since March 1996, and Treasurer since July 1999. He has been the President of the Advisor since March 1996. He has also been President of Church Capital Management, a registered investment advisor, since June 1987.

      The Statement of Additional Information provides additional information about the portfolio manager, including their compensation, other accounts managed by the portfolio managers, and the portfolio manager's ownership of shares of the Funds.

FUND EXPENSES

      The Fund is responsible for its own operating expenses. At times, the Advisor may reduce its fees and/or pay expenses of the Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests such reimbursements within three fiscal years of such reduction or payment. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any such reimbursement.

                            SHAREHOLDER INFORMATION

HOW TO BUY SHARES

      You may open a Fund account with $1,000 and add to your account at any time with $100 or more. After you have opened your Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Advisor or the Fund.

      You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

      If you are making your first investment in the Fund, complete the Application Form included with this Prospectus and mail it with a check (made payable to "The Matterhorn Growth Fund, Inc.") to Unified Fund Services, Inc. (the "Transfer Agent"):

REGULAR DELIVERY:                           OVERNIGHT DELIVERY:
The Matterhorn Growth Fund, Inc.            The Matterhorn Growth Fund, Inc.

c/o Unified Fund Services                   c/o Unified Fund Services
Post Office Box 6110                        431 North Pennsylvania Street
Indianapolis, IN  46206-6110                Indianapolis, IN  46204

      If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "The Matterhorn Growth Fund, Inc." to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

      If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 637-3901 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, to advise it that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to Huntington National Bank (the "Custodian"):

Huntington National Bank
ABA #044000024
DDA Account 01892152851
Attn: Matterhorn Growth Fund, Inc.

      If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

      You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

AUTOMATIC INVESTMENT PLAN

      For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your first investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. To enroll in this Plan, complete the appropriate section of the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

      The Fund has available for investors a retirement plan, an Individual Retirement Account ("IRA"), a SEP IRA, a SIMPLE IRA and a tax-sheltered plan in accordance with Section 403(b) of the Internal Revenue Code for employees of public school systems and certain other charitable organizations. The Fund also offers an Education IRA account. The minimum initial investment in a retirement account is $1,000, except for the Education IRA, which requires a minimum of $500. Subsequent investments into retirement accounts are $100. For further information or application forms for these retirement plans, write the Fund at 301 Oxford Valley Road, Suite 802B, Yardley, PA 19067 or call 1-800-637-3901.

HOW TO SELL SHARES

      You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

      You may redeem your shares by sending a written request to the Transfer Agent. Give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Send your redemption request to:

The Matterhorn Growth Fund, Inc.
c/o Unified Fund Services, Inc.
Post Office Box 6110
Indianapolis, IN 46206-6110

      To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

      If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 637-3901 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds normally will be mailed on the next business day to the address on the Transfer Agent's records. If you request, redemption proceeds will be wired, normally on the next business day, to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemption cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you invest through a retirement account, you may not redeem shares by telephone.

      When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days notice to shareholders.

      You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 637-3901 for instructions.

      You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

      Payment of your redemption proceeds will be made promptly, but no later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

      The Fund may redeem the shares in your account if the value of your account is less than $500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 30 days to make an additional investment and bring the value of your account to at least $500 before the Fund takes any action.

      The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Fund does not expect to do this except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

      As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method, the Fund will send you a check in the minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

      A withdrawal under the Program involves redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, then the account ultimately may be depleted.

                             PRICING OF FUND SHARES

      The price of the Fund's shares is the Fund's net asset value per share. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is the net asset value per share next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

      The net asset value per share of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

      The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security.

                          DIVIDENDS AND DISTRIBUTIONS

      The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after year-end. The Fund will make another annual distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

      All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                TAX CONSEQUENCES

      The Fund intends to make annual distributions of substantially all its net ordinary income and net realized capital gains. Income dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

      If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

TYPE OF TRANSACTION                             TAX STATUS

Qualified dividend income                       Generally maximum 15% on non-
                                                corporate taxpayers

Net short-term capital gain                     Ordinary income rate
distributions

Net long-term capital gain                      Generally maximum 15% on non-
distributions                                   corporate taxpayers*

Sales of shares (including redemptions)         Gains taxed at generally
owned more than one year                        maximum 15% on non-corporate
                                                taxpayers*

Sales of shares (including redemptions)         Gains are taxed at the same
owned for one year or less                      rate as ordinary income; losses
                                                are subject to special rules

                                                *For gains realized between
                                                 May 6, 2003 and December 31,
                                                 2008.

      Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

      If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

      If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

      BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                                RULE 12B-1 FEES

      The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of the Fund's average daily net assets, which is payable to Bainbridge Securities, Inc., the Distributor of the Fund's shares. For the fiscal year ending June 30, 2006, the Distributor has agreed to waive all distribution fees. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker. Tait, Weller & Baker's report and the Fund's financial statements are included in the Fund's Annual Report, which is available upon request.

                        THE MATTERHORN GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                     YEAR ENDED JUNE 30,
                                            -----------  -----------------------------------------------------------
                                                2005        2004           2003           2002           2001
-------------------------------------------------------  -----------------------------------------------------------
Net asset value, beginning of year           $           $     4.09     $     4.33     $     6.37     $     8.70
                                             ----------  ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                         (0.08)         (0.10)         (0.14)         (0.15)
  Net realized and unrealized gain (loss)
    on investments                                             0.62          (0.14)         (1.57)         (1.70)
                                             ----------  ----------     ----------     ----------     ----------
Total from investment operations                               0.54          (0.24)         (1.71)         (1.85)
                                             ----------  ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
  From net realized gain                                        --             --          (0.33)         (0.48)
                                             ----------  ----------     ----------     ----------     ----------
Net asset value, end of year                 $           $     4.63     $     4.09     $     4.33     $     6.37
                                             ==========  ==========     ==========     ==========     ==========
Total return                                          %       13.20%         (5.54)%       (28.12)%       (21.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)           $           $      4.6     $      4.4     $      5.1     $      7.5

RATIO TO AVERAGE NET ASSETS:
  Expenses (excluding interest)                         %      4.11%          5.81%          3.97%          3.48%
    (before fee waiver
    and custodian credits)
  Expenses (excluding interest)                         %      3.21%          4.50%          3.97%          3.48%
    (after fee waiver
    and custodian credits)
  Net investment loss (before fee waiver                %     (2.72)%        (3.93)%        (2.42)%        (2.03)%
    and custodian credits)
  Net investment loss (after fee waiver                 %     (1.82)%        (2.62)%        (2.42)%        (2.03)%
    and custodian credits)
Portfolio turnover rate                                 %      65.16%         28.41%        141.27%        122.47%

                                 PRIVACY NOTICE

MATTERHORN ASSET MANAGEMENT CORPORATION and THE MATTERHORN GROWTH FUND, INC. may collect non-public information about you from the following sources:

o     Information we receive about you on applications or other forms;
o     Information you give us orally; and
o     Information about your transactions with us.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                        THE MATTERHORN GROWTH FUND, INC.

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                        The Matterhorn Growth Fund, Inc.
                         c/o Unified Fund Services, Inc.
                              Post Office Box 6110
                           Indianapolis, IN 46206-6110
                            Telephone: 1-800-637-3901

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090.

Reports and other information about the Fund are also available:

o Free of charge from the EDGAR database on the Commission's Internet website at: www.sec.gov, or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-03054)

As filed with the U.S. Securities and Exchange Commission on August 29 2005

                                                      Registration No. 002-67610
                                                              File No. 811-03054
================================================================================



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        THE MATTERHORN GROWTH FUND, INC.



================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 28, 2005

                        THE MATTERHORN GROWTH FUND, INC.
                             301 OXFORD VALLEY ROAD
                                   SUITE 802B
                                YARDLEY, PA 19067
                                 (800) 637-3901

      This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated October 28, 2005, as may be revised, of The Matterhorn Growth Fund, Inc. (the "Fund"). Matterhorn Asset Management Corporation (the "Advisor") is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the number listed above.

                                TABLE OF CONTENTS

THE FUND ......................................................................2

INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS........................................................7
DISTRIBUTIONS AND TAX INFORMATION..............................................8
DIRECTORS AND EXECUTIVE OFFICERS..............................................12
THE FUND'S INVESTMENT ADVISOR.................................................15
THE FUND'S ADMINISTRATOR......................................................16
THE FUND'S DISTRIBUTOR........................................................17
PLAN OF DISTRIBUTION..........................................................17
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................17
PORTFOLIO TURNOVER............................................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19
DETERMINATION OF SHARE PRICE..................................................22
PERFORMANCE INFORMATION.......................................................23
GENERAL INFORMATION...........................................................25
FINANCIAL STATEMENTS..........................................................25
APPENDIX 26

                                    THE FUND

      The Matterhorn Growth Fund, Inc. (the "Fund") was organized as a Maryland corporation on May 2, 1980. From its inception to March 14, 1996, the Fund was known as The 44 Wall Street Equity Fund, Inc.

      The Fund is registered with the SEC as a non-diversified, open-end management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

      The Fund is a mutual fund with the investment objective of seeking long-term capital appreciation. The Fund seeks to achieve its objective through investment in the securities, principally common stocks, of companies whose earnings and stock prices are expected by the Fund's investment advisor to grow faster than the average of the companies in the Standard & Poor's 500 Stock Price Index and which are trading at reasonable price levels relative to their peers. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the Fund's objective will be attained.

      CONVERTIBLE DEBENTURES AND WARRANTS. The Fund may invest in convertible debentures and warrants. Convertible debentures are interest-bearing securities which may be converted into shares of the issuer's common stock at the option of the holder. Convertible debentures generally pay interest and provide for participation in the appreciation of the underlying common stock, but at a lower level of risk because the yield is higher and the security is senior to common stock. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. Like other debt securities, the market value of convertible debentures tend to vary inversely with the level of interest rates. A convertible security may be subject to redemption at the option of the issuer at a fixed price and, if it is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      The Fund may invest up to 5% of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

      For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

      ILLIQUID SECURITIES. The Fund may invest up to 5% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      LEVERAGE. The Fund may leverage by borrowing from banks and investing the borrowed funds, but does not currently intend to do so. To the extent that borrowed money is utilized and the amount borrowed is substantial, the Fund's net asset value per share may tend to appreciate or depreciate more rapidly than would otherwise be the case. This is the speculative factor known as "leverage." Interest on borrowed money would be an expense of the Fund which it would not otherwise incur, so that the Fund's net investment income could expect to be adversely impacted during periods when the Fund's borrowings are substantial.

      Pursuant to the provisions of the Investment Company Act of 1940, the Fund may borrow for investment purposes or to meet redemption requests only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed), less its liabilities (not including any borrowings), is at least three times the amount of its borrowing. The amount of any borrowing would also be limited by the applicable regulations of the Federal Reserve Board. If, due to market fluctuations or other reasons, the value of the Fund's assets, computed as provided above, becomes at any times less than three times the amount of its outstanding bank debt, the Fund, within three days (not including Sundays and holidays), would be required to reduce the bank debt to the extent necessary to meet the required 300% net asset coverage. The Fund may not pledge more than 75% of its assets as security for money borrowed.

      FOREIGN INVESTMENTS. Although the Fund has the authority to invest in up to 15% of its net assets in securities of issuers domiciled in foreign countries, the Fund currently intends to exercise such authority only as to foreign issuers whose securities are traded in the U.S. securities markets through dollar-denominated American Depositary Receipts ("ADRs").

      AMERICAN DEPOSITARY RECEIPTS. ADRs are certificates issued by an American bank to evidence ownership of original foreign shares. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank. ADRs are considered to be "sponsored" when the foreign issuer has designated a single U.S. financial institution to act as the transfer agent for that ADR. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities.

      RISKS OF FOREIGN SECURITIES. The securities of foreign issuers involve risks that are different from those of domestic issuers, including possibly different or adverse political and economic developments, possible imposition of governmental restrictions and possible curtailment of dividends or principal, subject to currency blockage, at the source, and also involve such other considerations as the then current exchange rate if such issuer does not pay interest or dividends, as the case may be, in U.S. dollars. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer, there may be less publicly available information about the foreign issuer and foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers.

      SECURITIES OPTIONS. The Fund has authority to engage in transactions in exchange listed securities options, as such transactions are currently defined and may be defined in the future, and not just the particular types of options transactions which are described herein merely by way of example. Listed options are issued by the Options Clearing Corporation (the "OCC"), which guarantees the performance of the obligations of the parties to such options.

      The Fund may purchase or sell (write) call options. A call option gives the purchaser the right to buy the underlying security from the writer at a specified price for a specified period. Among the reasons why the Fund may purchase a call option is to achieve a greater amount of leverage than would otherwise be possible by buying the underlying stock. This is so because only the amount of the "premium" need be paid when purchasing a call, rather than the full purchase price for the underlying stock. On the other hand, one reason why the Fund may engage in the selling (or "writing") of call options is to earn the premium income. The risk to the Fund in the purchase of calls is the loss of the premium paid if the price of the security has not risen during the term of the option. The risk to the Fund for writing calls is that the Fund could lose any price appreciation on the securities upon which calls have been written when those calls are exercised by the purchasers.

      The Fund will only write "covered calls." This means that the Fund must own the underlying security in order for the Fund to write the applicable options contract, or must have the absolute right to acquire the underlying security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated by the Fund's Custodian).

      The Fund may also purchase or sell (write) put options. A put option gives the purchaser the right to sell the underlying security to the writer at a specified price for a specified period. The principal reason why the Fund may purchase puts would be to reduce the risk in any investment position taken by the Fund in any security. This strategy would allow the Fund to continue holding a particular security for any anticipated further price appreciation and at the same time would protect the Fund from any decline in the value of the security. However, such a strategy would effectively increase the cost of a security by the cost of the option and thereby reduce the return, if any, on that security.

      In addition to purchasing puts, the Fund also may write covered puts. A put option is "covered" if the Fund holds cash or liquid high-grade debt securities in a segregated account with its Custodian in an amount sufficient to acquire the security, or holds a put option on the same security with the same or a greater exercise price (or with a lesser price and with the balance maintained as cash or liquid high grade debt securities). The principal reason for the Fund to write a put would be to earn the premium income thereon. The Fund has not written any puts since the inception of its authority to engage in transactions in exchange listed securities options.

      The Fund may also engage in options transactions in various combinations, two of which are known as "spreads" and "straddles." A spread involves the simultaneous buying and writing of the same type of option (whether a put or a call) on the same underlying stock, with the options having different exercise prices or different exercise dates, or both. A straddle involves the simultaneous buying (or writing, as the case may be) of a put and a call on the same underlying security, usually for different exercise prices. The risks of straddle writing are greatest where the underlying stock has a high degree of price volatility.

      A separate and additional risk to the Fund with respect to engaging in options transactions may be that the Fund will not be able to close out its position in a particular option if and when the Fund desires to do so. The Fund closes out an option which it has purchased by selling an option of the same series as the option previously purchased, and closes out an option which it has written by buying an option of the same series as the option previously written. The Fund's ability to close out its position as a purchaser of an exchange listed option would be dependent upon the existence of a liquid secondary market on option exchanges (i.e., the CBOE, the American, Pacific and Philadelphia Stock Exchanges). Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more of the exchanges to discontinue the trading of options, in which event the secondary market on the exchange would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

      Some of the strategies employed with options may be considered to be speculative. One type of transaction which is inherently speculative is the purchase of calls. With the purchase of a call, the Fund is considered to be "at risk" for the amount of the premium paid for the call if the underlying security does not rise above the "exercise" price during the life of the call. Accordingly, the Fund will follow the practice of limiting the net "at risk" amounts with respect to the purchase of puts or calls to 10% of the Fund's net assets, determined on the date of purchase.

      On the other hand, certain strategies involving options are deemed to be conservative and may tend to minimize the risk of loss due to a decline in the value of the underlying security position. At the same time, the use of these strategies may also tend to limit any potential gain which might result from an increase in the value of any such position. The Fund's ability to use this strategy successfully will depend upon the Advisor's ability to forecast pertinent market movements, which cannot be assured.

SHORT-TERM INVESTMENTS

      The Fund may invest in any of the following securities and instruments:

      CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

      In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

      COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

      Commercial paper and short-term notes will consist of issues rated at the time of purchase AA-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

      The Fund's investment objective cannot be changed without shareholder approval. The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

      1. Invest in companies for the purpose of exercising management or control or invest more than 25% of its assets in a particular industry;

      2. Purchase (i) the securities of any unseasoned issuer if by reason thereof and immediately after making such purchase the value of the Fund's aggregate investments in the securities of all such unseasoned issuers shall equal or exceed 5% of the Fund's total assets (for this purpose an unseasoned issuer shall be deemed to be an entity which has been in operation for less than three years, including all predecessors), or the equity securities of any issuer which are not readily marketable, (ii) repurchase agreements, the maturity of which exceeds seven days, and the aggregate of which repurchase agreements exceeds 5% of the Fund's total assets, or (iii) "restricted" securities, except that the Fund may invest no more than 5% of the value of its assets (at the time of investment) in portfolio securities under circumstances in which the Fund might not be free to sell such securities without being deemed an underwriter for purposes of the Securities Act of 1933 and without registration of such securities under such Act, in which case the Fund might be obliged to pay all or part of the expenses of such registration;

      3. Invest in commodities, commodity contracts or real estate, except that the Fund may invest in securities of real estate trusts or companies;

      4. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may purchase marketable securities of any issuer engaged in oil, gas or other mineral exploration or development programs;

      5. Make loans, except by the purchase of bonds or other obligations of types commonly sold privately to financial institutions (also see 2) (the purchase of a portion of an issue of publicly distributed bonds, debentures or other obligations is not considered the making of a loan);

      6. Borrow money, except from banks in an amount which will not cause the Fund's net assets (including the amount borrowed) to be less than 300% of such borrowed amount;

      7. Make short sales (but if securities, such as warrants or convertible debentures, are being tendered for conversion, the Fund may sell the securities to be acquired, provided that upon receipt such securities are used to close the sale);

      8. Purchase or retain securities of an issuer if the officers and directors of the Fund or Asset Management owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer;

      9. Purchase the securities of any other investment company, except as part of a merger, consolidation or acquisition;

      10. With respect to 50% of the value of its assets, invest more than 5% of the value of its assets in any one issuer, excluding United States Government securities, or purchase more than 10% of the outstanding securities of any one issuer. With respect to the other 50% of the value of its assets, the Fund will not invest more than 25% of its assets in the securities of any one issuer or any two or more issuers which pursuant to regulations under the Internal Revenue Code may be deemed to be controlled by the Fund and engaged in the same or related trades or businesses; and

      11. Write, purchase or sell puts, calls or combinations thereof (this restriction does not refer to warrants), except for puts, calls or combinations thereof listed on any national securities exchange.

      If a percentage restriction described in the Fund's Prospectus or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policy regarding borrowing or the purchase of restricted and illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

      Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

      Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

      The Fund intends to qualify and continue to elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.

      As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior eight years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year.

      To avoid a 4% excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

      Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

      The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

      The options contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the
Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

      Generally, the hedging transactions and certain other transactions in options undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio which is taxed as ordinary income when distributed to shareholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

      The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Fund will be able to engage in option transactions.

      A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

      Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

      The Fund may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund and of the shareholders of the Fund with respect to distributions by the Fund may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

      In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                        DIRECTORS AND EXECUTIVE OFFICERS

      The Directors of the Fund are responsible for the overall management of the Fund, including general supervision and review of the investment activities of the Fund. The Directors, in turn, elect the officers of the Fund, who are responsible for administering the day-to-day operations of the Fund. The current Directors and officers, their affiliations and principal occupations for the past five years are set forth below.

-----------------------------------------------------------------------------------------------------------------------
Name                        Position(s)      Term of Office   Principal Occupation  Number of       Other Directorships
Address                     Held with Fund   and Length of    During Past Five      Portfolios in   Held by Director
Age                                          Time Served      Years                 Fund Complex
                                                                                    Overseen
-----------------------------------------------------------------------------------------------------------------------
Gregory A. Church*          President        Since 1996       President, Church     One
301 Oxford Valley Rd.,      Secretary        Since 1996       Capital Management,
Suite 802B                  Treasurer        Since 1999       Inc.(formerly
Yardley, PA 19067           Director         Since 1996       Church Capital
(49)                                                          Management, Inc.
                                                              and G. A. Church &
                                                              Company)(registered
                                                              investment
                                                              advisers) since
                                                              June 1987, acquired
                                                              by Sterling
                                                              Financial
                                                              Corporation in
                                                              October 2004;
                                                              Chairman,
                                                              Bainbridge
                                                              Securities Inc.
                                                              (registered
                                                              broker-dealer)
                                                              since October 1994,
                                                              acquired by
                                                              Sterling Financial
                                                              Corporation in
                                                              October 2004.
------------------------------------------------------------------------------------------------------------------------
Kevin M. Covert             Director         Since 1996       Assistant General     One
301 Oxford Valley Rd.,                                        Counsel-Employee
Suite 802B                                                    Benefits, Honeywell
Yardley, PA 19067                                             International Inc.
(47)                                                          since November 1998
                                                              to Present;
                                                              Partner, Kulzer &
                                                              DiPadova, P.A. (law
                                                              firm) from 1984 to
                                                              November 1998.
------------------------------------------------------------------------------------------------------------------------
Gerald Printz               Director         Since 1996       President, AMSADOR,   One
301 Oxford Valley Rd.,                                        Ltd. (computer
Suite 802B                                                    security and
Yardley, PA 19067                                             disaster recovery
(48)                                                          planning
                                                              consultant), since
                                                              1995 to Present;
                                                              consultant, IBM,
                                                              1988 to February
                                                              1994.
------------------------------------------------------------------------------------------------------------------------
Richard E. Pfeiffer, Jr.    Director         Since 1999       Chief Executive       One
301 Oxford Valley Rd.,                                        Officer of REPTEX,
Suite 802B                                                    Inc.,
Yardley, PA 19067                                             owner/operator of
(49)                                                          multiple automotive
                                                              repair facilities
                                                              since 1977;
                                                              President of
                                                              C.O.P. Enterpirse
                                                              (real estate
                                                              development rental
                                                              business) since
                                                              1998.
------------------------------------------------------------------------------------------------------------------------

* Mr. Church is an "interested person" of the Fund, as defined in the Investment Company Act of 1940 because he is a Director and Chairman of the Distributor and President of the Advisor.

STANDING COMMITTEE OF THE BOARD OF DIRECTORS

      The Fund has an Audit Committee comprised of Gregory A. Church, Kevin M. Covert, Gerald Printz and Richard E. Pfeiffer, Jr. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the Fund's principal service providers. There was one meeting of the Audit Committee held during the fiscal year ending June 30, 2005.

      Set forth below is a table containing the dollar range of equity securities beneficially owned by each director:

---------------------------------------------------------------------------------------------------
Director                     Dollar Range of Equity Securities     Aggregate Dollar Range of Equity
                             in the Fund                           Securities in All Registered
                                                                   Investment Companies Overseen by
                                                                   Director in Family of Investment
                                                                   Companies
---------------------------------------------------------------------------------------------------
Gregory A. Church            $ - $                                 $ - $
---------------------------------------------------------------------------------------------------
Kevin M. Covert              $ - $                                 $ - $
---------------------------------------------------------------------------------------------------
Gerald Printz                $ - $                                 $ - $
---------------------------------------------------------------------------------------------------
Richard E. Pfeiffer, Jr.     $ - $                                 $ - $
---------------------------------------------------------------------------------------------------

      Set forth below is information regarding each disinterested director and his immediate family members who own securities beneficially or of record in the Advisor or the Distributor, or a person in common control with the Advisor or
Distributor:

---------------------------------------------------------------------------------------------------------------
Disinterested                Owners and         Company      Title of Class     Value of       Percent of Class
Director                     Relationships to                                   Securities
                             Director
---------------------------------------------------------------------------------------------------------------
Kevin M. Covert              None               None         None               None           0%
---------------------------------------------------------------------------------------------------------------
Gerald Printz                None               None         None               None           0%
---------------------------------------------------------------------------------------------------------------
Richard E. Pfeiffer, Jr.     None               None         None               None           0%
---------------------------------------------------------------------------------------------------------------

COMPENSATION

      Set forth below is the compensation for the fiscal year ended June 30, 2005 of all Directors of the Fund:

-------------------------------------------------------------------------------------------------------------------
Name                         Aggregate            Pension or            Estimated Annual    Total Compensation From
Position                     Compensation from    Retirement Benefits   Benefits Upon       Fund and Fund Complex
                             Fund                 Accrued as Part of    Retirement          Paid to Directors
                                                  Funds Expenses
-------------------------------------------------------------------------------------------------------------------
Gregory A. Church            $0                   $0                    $0                  $0
President, Secretary,
Treasurer, Director
-------------------------------------------------------------------------------------------------------------------
Kevin M. Covert              $xxx                 $0                    $0                  $xxx
Director
-------------------------------------------------------------------------------------------------------------------
Gerald Printz                $xxx                 $0                    $0                  $xxx
Director
-------------------------------------------------------------------------------------------------------------------
Richard E. Pfeiffer, Jr.     $xxx                 $0                    $0                  $xxx
Director
-------------------------------------------------------------------------------------------------------------------

                          THE FUND'S INVESTMENT ADVISOR

      As stated in the Prospectus, investment advisory services are provided to the Fund by Matterhorn Asset Management Corporation, the Advisor, pursuant to an investment advisory agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%. The Advisor is controlled by Mr. Church, who is also a Director of the Fund.

      The Advisory Agreement was renewed by the Fund's Board of Directors at an in-person meeting held on March 15, 2005. In determining whether to renew the Advisory Agreement each year, the Board of Directors evaluated information provided by the Advisor in accordance with section 15(c) of the Investment Company Act. The Board considered a number of factors, including the quality of the services provided by the Advisor to the Fund and fees and expenses borne by the Fund. The Board felt that the Fund had some performance issues during the preceding twelve months but that the Advisor did realize this issue and was working diligently to correct the poor performance. The Board also interviewed the Advisor in depth about performance and market issues that affected the Fund. In reviewing fees and expenses borne by the Fund, the Board noted among other things that although the Fund's advisory fees and total expenses were at the high end of its peer group, the Fund's expenses had declined considerably the past several years. The Fund's relatively low level of assets made achievement of economies of scale difficult, and the Advisor was continuing to work with the Distributor to determine methods of increasing the Fund's total assets.

      Based on its review, the Board concluded that the advisory fees and expenses of the Fund were fair and that continuation of the Investment Advisory Agreement was in the best interest of the Fund's shareholders.

      The Advisory Agreement provides that neither the Advisor, nor any of its officers, directors or employees, nor any person performing administrative or other functions for the Fund at the direction or request of the Adviser, will be liable for errors of judgment or mistakes of law or for any loss suffered by the Fund in connection with their advisory services to the Fund, except for losses resulting from their willful misfeasance, bad faith, or gross negligence in the performance of their duties on behalf of the Fund, or from their reckless disregard of the duties of the Advisor under the Agreement.

      The Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Directors of the Fund (or a majority of the outstanding shares of the Fund, and (2) a majority of the Directors who are not "interested persons" of any party to the Advisory Agreement (as defined in 1940 Act), in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

      For the fiscal years ended June 30, 2004, 2003, and 2002, the Fund paid advisory fees of $xx,xxx, $45,367, and $41,248, respectively. Of these amounts $xx,xxx, $45,367, and $30,573 were waived for the fiscal years ended June 30, 2005, June 30, 2004, and June 30, 2003 respectively. These waivers may be recouped by June 30, 2008, 2007, and 2006, respectively.

                                PORTFOLIO MANAGER

      Mr. serves as Portfolio Manager of the Fund. The following provides information regarding other accounts managed by Mr. Church as of June 30, 2005:

--------------------------------------------------------------------------------------------------------------
    CATEGORY OF ACCOUNT        TOTAL NUMBER OF    TOTAL ASSETS IN     NUMBER OF ACCOUNTS    ASSETS IN ACCOUNTS
                               ACCOUNTS MANAGED   ACCOUNTS MANAGED    FOR WHICH ADVISORY    FOR WHICH ADVISORY
                                                                        FEE IS BASED ON       FEE IS BASED ON
                                                                          PERFORMANCE           PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Other Registered Investment    0                  $0                  0                     $0
Companies
--------------------------------------------------------------------------------------------------------------
Other Pooled Investment        0                  $0                  0                     $0
Vehicles
--------------------------------------------------------------------------------------------------------------
Other Accounts                 0                  $0                  0                     $0
--------------------------------------------------------------------------------------------------------------

      Mr. Church's compensation as the Fund's Portfolio Manager is a fixed salary that is set by industry standards. Mr. Church does not receive a bonus or deferred compensation as part of his compensation.

The following indicates the beneficial ownership of the Portfolio Manager of the
Fund:

          ----------------------------------------------------------
          NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF EQUITY
                                              SECURITIES IN THE FUND
                                               (NONE, $1 - $10,000,
                                                $10,0001 - $50,000,
                                               $50,001 - $1,000,000.
                                                 OVER $1,000,000)
          ----------------------------------------------------------
          Gregory A. Church                            None
          ----------------------------------------------------------

      Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account, the Advisor performs investment management services only to the Fund.

      The Portfolio Manager for the Fund may be presented with potential conflicts of interests in the allocation of investment opportunities, the allocation of their time and investment ideas, and the allocation of aggregated orders among the Fund's accounts and other accounts managed by the Portfolio Manager, including among any affiliated client accounts, any accounts in which the Portfolio Manager may have personal investments, or accounts for which the Advisor may have advisory fee arrangements based on performance, such as hedge funds managed by the Advisor. The Advisor believes such inherent conflicts of interest in managing accounts for various clients are controlled and mitigated by the Advisor's Allocation Policy and Compliance Procedures to which the Portfolio Manager is subject.

      The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or timing or nature of action taken with respect to the Fund. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single "block" in order to facilitate orderly and efficient execution.

                            THE FUND'S ADMINISTRATOR

      Effective September 1, 2002, the Fund entered into an administration agreement with Beekman Place Financial, (the "Administrator"), located at 10366 Ormond Street, Shadow Hills, CA 91040 (the "Administration Agreement"). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

      For each of the fiscal years ended June 30, 2005, 2004, and 2003, the Fund paid the Administrator and its predecessors $22,500, $22,560, and $31,009, respectively.

                             THE FUND'S DISTRIBUTOR

      Bainbridge Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is a Pennsylvania corporation controlled by Gregory Church (an officer and director of the Fund and the Advisor) and his wife. The Distributor's address is 301 Oxford Valley Road, Suite 802B, Yardley, PA 19067. The distribution agreement between the Fund and the Distributor (the "Distribution Agreement") continues in effect from year to year if approved at least annually by (i) the Board of Directors or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Directors who are not interested persons of any such party (as defined in the 1940 Act), in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. Pursuant to the Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

                              PLAN OF DISTRIBUTION

      The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan"), under which, the Fund pays the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the Fund's average daily assets. Among other things, the Plan provides that (1) the Distributor will submit to the Board of Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Directors, including those who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in operation of the plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the Fund and (4) while the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Fund shall be committed to the discretion of the Directors who are not interested persons of the Trust. DURING THE YEAR ENDED JUNE 30, 2005, THE DISTRIBUTOR HAS AGREED TO WAIVE ALL FEES. FOR THE YEAR ENDING JUNE 30, 2004, THE FUND PAID FEES OF $3,425 UNDER THE PLAN, OF WHICH $1,500 WAS USED FOR SALARIES, $1,658 WAS USED FOR ADVERTISING AND MARKETING, $175 WAS USED FOR PRINTING, AND $92 WAS USED FOR MISCELLANEOUS EXPENSES. FOR THE YEAR ENDED JUNE 30, 2004 THE DISTRIBUTOR WAIVED $7,917 IN FEES. THIS WAIVER MAY BE RECOUPED BY JUNE 30, 2007.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

      Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

      In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

      While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

      Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) of the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

      The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

      For the fiscal year ended June 30, 2005 the Fund paid $xx,xxx in brokerage commissions, of which $0 was paid to firms that provided research or other services to the Advisor (in a total of 0 transactions), and $x,xxx was paid to the Distributor. For the fiscal year ended June 30, 2004 the Fund paid $11,832 in brokerage commissions, of which $0 was paid to firms that provided research or other services to the Advisor (in a total of 0 transactions), and $9,582 was paid to the Distributor. For the fiscal year ended June 30, 2003, the Fund paid $8,745 in brokerage commissions, of which $0 was paid to firms that provided research or other services to the Advisor and $8,245 was paid to the Distributor.

                               PORTFOLIO TURNOVER

      Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." For the fiscal years ended June 30, 2005 and 2004, the Fund had a portfolio turnover rate of xx.xx% and 65.16% respectively.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

      You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

      The public offering price of Fund shares is the net asset value per share, all of which is received by the Fund. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form as discussed in the Prospectus before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

      The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

      If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

      The Fund reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

      You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

      Selling shares through your investment representative

      Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

Delivery of redemption proceeds

      Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request with complete information and meeting all the requirements discussed in the Fund's Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or
(c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the redemption payment until payment for the purchase of such shares has been collected and confirmed to the Fund (which may take up to 15 days).

      The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

      If you choose to receive distributions in cash and distribution checks are returned as undeliverable, or remain uncashed for six months, the Fund will change your account so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund. No interest is paid during the time a redemption check is outstanding.

Telephone redemptions

      Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

      The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

      During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

      The Fund has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

      The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Automatic Investment Plan

      As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                           REVENUE SHARING ARRANGEMENT

      The Advisor, out of its own resources and not out of the Fund's assets (i.e. without additional costs to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries. These arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed buy the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses section of the Fund's prospectus. As of September 30, 2005, the Advisor had no revenue sharing arrangements.

      Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including, without limitation, shareholder servicing, marketing support, and/or access to sales meetings, sales representatives, and management representatives of the broker or other financial intermediary. These payments may take a variety of forms, including, without limitation, compensation for sale, "trail" fees for shareholder servicing and maintenance of investor accounts, and finder's fees that vary depending on the dollar amount of shares sold. Revenue sharing payments may be structures: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount. As of the date of the Statement of Additional Information, the maximum amount of additional compensation that the Advisor is paying to any intermediary from its own assets was 0% of average daily net assets.

                          DETERMINATION OF SHARE PRICE

      As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Directors decides it is necessary.

      Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Corporation's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and the asked prices; 3) price quotations from an approved pricing service, and 4) other factors necessary to determine fair value under certain circumstances.

      Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (the "NOCP"). If the NOCP is not available, such securities shall be valued at the last sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by, or under the direction of, the Board.

      Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund in acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Fund are valued in such a manner as the Board, in good faith, deems appropriate to reflect their fair value.

      The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of June 30, 2005 is as follows:

      Net Assets

      ____________________________ = Net asset Value Per Share

      Shares Outstanding

      $__________


      _____________________ = $__________

       __________

                             PERFORMANCE INFORMATION

      From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Portfolio's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

      The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, the Dow Jones Industrial Average and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

      Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

      The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1+T)\n/ = ERV

Where: P       =  a hypothetical initial purchase order of $1,000
       T       =  average annual total return
       \n/     =  number of years
       ERV     =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

      Aggregate total return is calculated in a similar manner, except that the results are not annualized.

      The average annual rate of return for the Fund for the periods ending June 30, 2005, are as follows:

One year          xx.xx%
Five Years        -x.xx%
Ten Years          x.xx%

The Fund's average annual compounded rate of return after taxes on distribution is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                               P(1+T)\n/ = ATV/D\

Where: P       =  a hypothetical initial purchase order of $1,000
       T       =  average annual total return after taxes on distributions
       \n/     =  number of years
       ATV/D\  =  ending value of the hypothetical $1,000 purchase at the end of the period, after taxes on fund distribution but not after taxes on redemption.

      Aggregate total return after taxes on distribution is calculated in a similar manner, except that the results are not annualized.

      The average annual rate of return for the Fund after taxes on distributions, for the periods ending June 30, 2005, are as follows:

One year          xx.xx%
Five Years        -x.xx%
Ten Years          x.xx%

The Fund's average annual compounded rate of return after taxes on distributions and redemption is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                               P(1+T)\n/ = ATV/DR\

Where: P       =  a hypothetical initial purchase order of $1,000
       T       =  average annual total return after taxes on distributions and redemption
       \n/     =  number of years
       ATV/DR\ =  ending value of the hypothetical $1,000 purchase at the end of the period, after taxes on fund distribution and redemption.

      Aggregate total return after taxes on distribution and redemption is calculated in a similar manner, except that the results are not annualized.

      The average annual rate of return for the Fund after taxes on distribution and redemption, for the periods ending June 30, 2005, are as follows:

One year          x.xx%
Five Years        -xx.xx%
Ten Years         -xx.xx%

                          ANTI-MONEY LAUNDERING PROGRAM

      The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                         PORTFOLIO HOLDINGS INFORMATION

      The Trust, on behalf of the Fund, has adopted portfolio holdings disclosure policies ("Policy") that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the "Advisor's Policy" and together with the Policy, the "Policies"). Information about the Fund's portfolio holdings will not be distributed to any third party except in accordance with these Policies. The Advisor and the Board considered the circumstances under which the Fund's portfolio holdings may be disclosed under the Policies, which would be for a legitimate business purposes and would always include a duty of confidentiality and a duty not to trade on such information in the case of non-public disclosures. The Advisor and the Board also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund's shareholders and the interests of the Advisor, Distributor or any other affiliated person of the Fund. After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund. Pursuant to the Policies, the Trust's Chief Compliance Officer ("CCO"), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

      The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust's CCO, (2) by considering reports and recommendations by the Trust's CCO concerning any material compliance matters (as defined in Rule 38a-1 under 1940 Act), and (3) by considering to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

      Disclosure of the Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Portfolio holdings information posted on the Fund's website may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund's website.

      In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust's CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Fund's Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

      In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund's website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

      In no event shall the Advisor, its affiliates or employees or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

      There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

                               PROXY VOTING POLICY

      The Board has adopted Proxy Voting Policies and Procedures ("Proxy Policies") on behalf of the Fund that delegate the responsibility for voting proxies to the Advisor, subject to the Board's continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

      The Advisor has adopted Proxy Voting Policies and Procedures that underscore the Advisor's concern that all proxies voting decisions be made in the best interests of the Fund's shareholders. The Advisor considers each proxy proposal individually and makes decisions on a case-by-case basis. At all times, however, the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

      Certain of the Advisor's proxy guidelines are summarized below:

      o     The Advisor opposes proposals to adopt cumulative voting rights.

      o The Advisor votes for the election of auditors proposed by management.

Where a proxy proposal raises a material conflict between the Advisor's interests and the Fund's interests, the Advisor will resolve the conflict as follows:

      o To the extent that the Advisor has little or no discretion to deviate from its guidelines on the proposal in question, the Advisor shall vote in accordance with such pre-determined guideline.

      o To the extent the Advisor is making a case-by-case determination under its proxy voting guidelines, the Advisor will disclose the conflict to the Board and obtain the Board's consent to vote or direct the matter to an independent third party, requested in writing by the Board, for a vote determination. If the Board's consent or the independent third party's determination is not received in a timely manner, the Advisor will abstain from voting the proxy.

The Trust is required to file new Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the Fund is available without charge, upon request, by calling toll-free (800) 637-3901, and on the SEC's website at www.sec.gov.

                               GENERAL INFORMATION

      Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

      Huntington National Bank, located at 41 South High Street, Columbus, Ohio 43215 acts as Custodian of the securities and other assets of the Fund. Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204, acts as the Fund's Transfer Agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

      Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, are the independent auditors for the Fund.

      Thompsun Coburn LLP, One US Bank Plaza, St. Louis, MO 63101 is legal counsel to the Fund.

      The authorized capital of the Fund consists of 100,000,000 shares of common stock, par value $.001 each. Currently, all Fund shares are of the same class with equal voting rights. The Board of Directors has the authority to issue additional class of shares if deemed desirable. Fund shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining shares so voting will not be able to elect any directors. Shares of the Fund have equal rights with respect to dividends, assets and liquidation. Shares are fully paid and non-assessable when issued, are transferable without restriction, and have no preemptive or conversion rights.

      As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders except when required by the Investment Company Act of 1940. The Fund has undertaken that, (i) if required to do so by the holders of at least 10% of the Fund's then outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the removal of any director, and
(ii)( it will assist in the communication with Fund shareholders, to the extent required by Section 16(c) of the Investment Company Act of 1940.

      The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel subject to these Code to invest in securities that may be purchased or held by the Funds.

                              FINANCIAL STATEMENTS

      The Fund's annual report to shareholders for its fiscal year ended June 30, 2004 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

      Prime-1-Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2-Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

      A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

      A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                  As filed with the U.S. Securities and Exchange
                                                   Commission on August 29, 2005

                                                      Registration No. 002-67610
                                                              File No. 811-03054

================================================================================



                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT


                        THE MATTERHORN GROWTH FUND, INC.



================================================================================

                        THE MATTERHORN GROWTH FUND, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits.

      (1)   a. Charter (1)
            b. Form of amendment to Charter (2)
      (2)   By-Laws or instruments corresponding thereto (1)
      (3)   Specimen share certificate (1)
      (4)   Form of Investment Advisory Agreement (2)
      (5)   Form of Distribution Agreement (3)
      (6)   Not applicable
      (7)   Form of Custodian Agreement with Huntington National Bank (6)
      (8)   a. Administration Agreement with Beekman Place Financial (6)
            b. Form of Mutual Fund Services Agreement with Unified Fund
               Services, Inc. (6)
      (9)   Opinion of Counsel (4)
      (10)  Consent of accountants - filed herewith
      (11)  Not applicable
      (12)  No undertaking in effect
      (13)  Rule 12b-1 Plan (2)
      (14)  Not applicable
      (15)  Not applicable
      (16)  Code of Ethics
            a. The Matterhorn Growth Fund, Inc. (5)
            b. Matterhorn Asset Management Corporation & Bainbridge
               Securities, Inc. (5)

----------
(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on October 7, 1980.

(2) Incorporated by reference from Registrant's Notice and Proxy Statement dated January 15, 1996.

(3) Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on January 17, 1996.

(4) Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on November 12, 1991.

(5) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 27, 2000.

(6) Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on June 20, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25. Indemnification

      Article V of Registrant's By-Laws provides as follows:

      The Corporation shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Corporation, nor shall any Directors be responsible for the act or omission of any other Directors, and the Corporation out of its assets shall indemnify and hold harmless each and every Director from and against any and all claims and demands whatsoever arising out of or related to each Director's performance of his duties as a Director of the Corporation; provided that nothing herein contained shall indemnify, hold harmless or protect any Director from or against any liability to the Corporation or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Corporation or the Directors or any of them in connection with the Corporation shall be conclusively deemed to have been issued, executed or done only in or with respect to his or their capacity as Director or Directors, and such Director or Directors shall not be personally liable thereon.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted for directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

      Since the fiscal year ended June 30, 1996, the Fund's investment adviser, Matterhorn Asset Management Corporation, has engaged principally in the business of providing investment advisory services to registered investment companies.

Item 27. Principal Underwriter.

(a) Bainbridge Securities Inc. does not act as principal underwriter, depositor or investment adviser to any other investment company.

(b) The following information is provided with respect to each director, officer or partner of Bainbridge Securities Inc.:


                                     Positions and           Positions and
Name and Principal                   Offices with            Offices
Business Address                     Underwriter             with Fund
----------------                     -----------             ---------

Gregory A. Church                    Chairman                Director, President
Bainbridge Securities Inc.                                   Secretary, and
301 Oxford Valley Rd., Ste. 802B                             Treasurer
Yardley, PA 19067

Malinda P. Berardino                 Director, President,    None
Bainbridge Securities Inc.           Secretary, Treasurer,
301 Oxford Valley Road, Ste. 802B    Financial/Operations
Yardley, PA 19067                    Principal, Chief
                                     Compliance Officer,
                                     Options Principal

Jerome H. Walther                    Director                Assistant Secretary
Bainbridge Securities, Inc.
301 Oxford Valley Road, Ste. 802B
Yardley, PA 19067

J. Bradley Scovill                   Director                None
Sterling Financial Corporation
101 North Point Boulevard
Lancaster, PA 17601

Gregory S. LeFever                   Director                None
Sterling Financial Trust Company
101 North Point Boulevard
Lancaster, PA 17601


(c) Not applicable.

(d)

Item 28. Location of Accounts and Records.

      The accounts, books and other documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at the following locations: Matterhorn Growth Fund, Inc., 301 Oxford Valley Road, Suite 802B, Yardley, Pennsylvania 19067, Beekman Place Financial, 10366 Ormond Street, Shadow Hills, CA 91040; and Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204.

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings

      The registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                           As filed with the U.S. Securities and
                                          Exchange Commission on August 29, 2005

                                                      Registration No. 002-67610
                                                              File No. 811-03054

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                   EXHIBITS TO
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 28                     |X|

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28                             |X|


                        THE MATTERHORN GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (215) 321-1900

                                INDEX TO EXHIBITS

Exhibit Number            Exhibit
--------------            -------
      10                  Consent of Tait, Weller & Baker

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Shadow Hills, State of California, on the 29TH day of August, 2005.

                                                THE MATTERHORN GROWTH FUND, INC.


                                                /s/ GREGORY A. CHURCH
                                                ---------------------
                                                Gregory A. Church
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

NAME                             TITLE                          DATE
----                             -----                          ----


/S/ GREGORY A. CHURCH            President, Secretary,          August 29, 2005
------------------------         Treasurer and Director
    Gregory A. Church


/S/ KEVIN M. COVERT              Director                       August 29, 2005
------------------------
    *Kevin M. Covert


/S/ GERALD PRINTZ                Director                       August 29, 2005
------------------------
    *Gerald Printz


/S/ RICHARD E. PFEIFFER          Director                       August 29, 2005
------------------------
    *Richard E. Pfeiffer


/S/ GREGORY A. CHURCH
------------------------
 * Gregory A. Church, Attorney-In-Fact
   Pursuant to Power of Attorney as filed with
   Post-Effective Amendment No. 20 on October 28, 1998.